Cash and cash equivalents and short term investments - Summary of Cash and Cash Equivalents Outstanding (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash at banks and on hand	€ 611	€ 465
Short-term deposits and securities	952	954
Total cash and cash equivalents	€ 1,563	€ 1,419	€ 1,387	€ 1,407